Post-Employment Benefits - Summary of Major Categories of Defined Benefit Plan Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of fair value of plan assets [line items]
Net derivative liability	$ 41,290	$ 52,340
Net derivative assets	33,243	43,035
Canada plan [member]
Disclosure of fair value of plan assets [line items]
Net derivative liability	49
Net derivative assets		24
Debt securities and deposits issued	0	0
Securities and deposits issued	0	0
Debt securities daily quoted prices in active markets	142	341
Investment funds and other assets daily quoted prices in active markets	$ 26	$ 23